Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS - 84.4%

Communication Services - 11.2%
Entertainment - 4.8%
Activision Blizzard, Inc.	17,635	$1,031,295
Electronic Arts, Inc.*	16,935	1,827,625
Nexon Co. Ltd. (Japan)*	135,074	1,829,298
Sea Ltd. - ADR (Taiwan)*	27,505	1,244,326

		5,932,544

Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A*	755	1,081,749
Alphabet, Inc. - Class C*	755	1,082,844
Auto Trader Group plc (United Kingdom)[1]	3,245	23,944
Facebook, Inc. - Class A*	12,435	2,510,751
Tencent Holdings Ltd. - Class H (China)	34,345	1,637,920

		6,337,208

Media - 1.3%
Quebecor, Inc. - Class B (Canada)	35,260	874,972
Shaw Communications, Inc. - Class B (Canada)	42,375	828,032
ViacomCBS, Inc. - Class B	157	5,359

		1,708,363

Total Communication Services		13,978,115

Consumer Discretionary - 11.8%
Distributors - 0.0%##
Genuine Parts Co.	121	11,322

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	85	9,163
Restaurant Brands International, Inc. (Canada)	1,755	107,073
Wyndham Hotels & Resorts, Inc.	160	9,147

		125,383

Household Durables - 1.4%
Sony Corp. - ADR (Japan)	22,860	1,604,315
Sony Corp. (Japan)	1,400	97,898

		1,702,213

Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. - ADR (China)*	2,940	607,375
Amazon.com, Inc.*	770	1,546,714
Booking Holdings, Inc.*	385	704,762
Farfetch Ltd. - Class A (United Kingdom)*	2,250	27,450
Meituan Dianping - Class B (China)*	2,000	25,320

		2,911,621

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 2.5%
B&M European Value Retail S.A. (United Kingdom)	13,810	$66,218
Dollar General Corp.	9,865	1,513,390
Dollar Tree, Inc.*	17,730	1,543,751
Kohl’s Corp.	126	5,386

		3,128,745

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5,980	787,865
AutoZone, Inc.*	810	856,948
Best Buy Co., Inc.	176	14,905
Floor & Decor Holdings, Inc. - Class A*	11,140	549,313
The Gap, Inc.	297	5,171
The Home Depot, Inc.	326	74,361
Industria de Diseno Textil S.A. (Spain)	25,095	843,874

		3,132,437

Textiles, Apparel & Luxury Goods - 2.9%
lululemon athletica, Inc.*	7,920	1,895,969
NIKE, Inc. - Class B	17,575	1,692,472
VF Corp.	197	16,345

		3,604,786

Total Consumer Discretionary		14,616,507

Consumer Staples - 13.3%
Beverages - 6.0%
Ambev S.A. - ADR (Brazil)	234,845	976,955
Anheuser-Busch InBev S.A./N.V. (Belgium)	14,110	1,064,462
The Coca-Cola Co.	49,400	2,884,960
Diageo plc (United Kingdom)	21,645	855,910
Molson Coors Beverage Co. - Class B	130	7,226
PepsiCo, Inc.	12,055	1,712,051

		7,501,564

Food & Staples Retailing - 0.1%
The Kroger Co.	358	9,616
Sysco Corp.	274	22,506
Walgreens Boots Alliance, Inc.	397	20,187
Walmart, Inc.	794	90,905

		143,214

Food Products - 3.4%
Archer-Daniels-Midland Co.	253	11,324
Conagra Brands, Inc.	248	8,164
Danone S.A. (France)	1,460	116,836

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
General Mills, Inc.	349	$18,225
The Hershey Co.	125	19,396
The J.M. Smucker Co.	83	8,600
Kellogg Co.	189	12,892
Mondelez International, Inc. - Class A	46,137	2,647,341
Nestle S.A. (Switzerland)	12,015	1,325,167
Tyson Foods, Inc. - Class A	151	12,477

		4,180,422

Household Products - 0.0%##
Colgate-Palmolive Co.	388	28,627
Kimberly-Clark Corp.	176	25,210

		53,837

Personal Products - 2.2%
Beiersdorf AG (Germany)	10,020	1,137,942
Unilever plc - ADR (United Kingdom)	26,795	1,601,537

		2,739,479

Tobacco - 1.6%
Altria Group, Inc.	16,125	766,421
British American Tobacco plc - ADR (United Kingdom)	1,115	49,116
Philip Morris International, Inc.	13,890	1,148,703

		1,964,240

Total Consumer Staples		16,582,756

Energy - 2.9%
Energy Equipment & Services - 2.7%
Baker Hughes Co.	430	9,314
Core Laboratories N.V	22,405	787,088
Diamond Offshore Drilling, Inc.*	41,445	191,890
The Drilling Co. of 1972 A/S (Denmark)*	725	40,462
Halliburton Co.	42,306	922,694
Oceaneering International, Inc.*	35,895	445,457
Schlumberger Ltd.	20,755	695,500
Transocean Ltd.*	67,735	308,871

		3,401,276

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	7,960	64,237
Chevron Corp.	427	45,749
Marathon Petroleum Corp.	377	20,546
Occidental Petroleum Corp.	254	10,089
Phillips 66	183	16,721

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	229	$19,307

		176,649

Total Energy		3,577,925

Financials - 10.4%
Banks - 0.8%
Bank of America Corp.	1,813	59,521
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,010	66,772
Citigroup, Inc.	513	38,172
Fifth Third Bancorp	442	12,575
FinecoBank Banca Fineco S.p.A. (Italy)	52,350	612,528
JPMorgan Chase & Co.	712	94,240
KeyCorp	603	11,282
Regions Financial Corp.	545	8,486
Truist Financial Corp.	578	29,807
U.S. Bancorp	666	35,445
Wells Fargo & Co.	1,405	65,951

		1,034,779

Capital Markets - 7.4%
BlackRock, Inc.	3,130	1,650,605
Cboe Global Markets, Inc.	8,750	1,078,175
CME Group, Inc.	5,490	1,191,934
Deutsche Boerse AG (Germany)	7,475	1,213,372
Intercontinental Exchange, Inc.	11,925	1,189,400
Julius Baer Group Ltd. (Switzerland)	11,445	571,880
Moody’s Corp.	4,380	1,124,740
S&P Global, Inc.	3,790	1,113,237

		9,133,343

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. - Class B*	11,240	2,522,593

Insurance - 0.2%
Admiral Group plc (United Kingdom)	3,690	109,857
The Allstate Corp.	131	15,529
Chubb Ltd.	145	22,038
The Hartford Financial Services Group, Inc.	176	10,433
The Travelers Companies, Inc.	100	13,162

		171,019

Total Financials		12,861,734

Health Care - 11.5%
Biotechnology - 1.7%
AbbVie, Inc.	562	45,533

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Amgen, Inc.	245	$52,932
BioMarin Pharmaceutical, Inc.*	9,420	786,570
Gilead Sciences, Inc.	560	35,392
Incyte Corp.*	4,825	352,563
Seattle Genetics, Inc.*	3,600	390,204
Vertex Pharmaceuticals, Inc.*	1,815	412,096

		2,075,290

Health Care Equipment & Supplies - 3.3%
Alcon, Inc. (Switzerland)*	10,589	624,116
Boston Scientific Corp.*	17,620	737,749
Getinge AB - Class B (Sweden)	3,305	56,285
Intuitive Surgical, Inc.*	680	380,650
Medtronic plc	18,767	2,166,462
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	64,000	76,317

		4,041,579

Health Care Providers & Services - 0.6%
CVS Health Corp.	513	34,792
Quest Diagnostics, Inc.	88	9,739
UnitedHealth Group, Inc.	2,745	747,875

		792,406

Life Sciences Tools & Services - 1.5%
Gerresheimer AG (Germany)	950	75,280
QIAGEN N.V.*	25,175	850,412
QIAGEN N.V.*	2,370	79,160
Thermo Fisher Scientific, Inc.	2,640	826,822

		1,831,674

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	633	39,847
Johnson & Johnson	18,426	2,743,079
Merck & Co., Inc.	5,477	467,955
Merck KGaA (Germany)	7,250	929,667
Novartis AG - ADR (Switzerland)	12,210	1,153,967
Perrigo Co. plc	1,540	87,841
Pfizer, Inc.	1,740	64,798

		5,487,154

Total Health Care		14,228,103

Industrials - 2.9%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	14,260	118,543
The Boeing Co.	175	55,697
General Dynamics Corp.	97	17,018
Lockheed Martin Corp.	100	42,812

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
United Technologies Corp.	297	$44,609

		278,679

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	117	8,450
United Parcel Service, Inc. - Class B	378	39,130

		47,580

Airlines - 1.5%
easyJet plc (United Kingdom)	51,170	939,303
Ryanair Holdings plc - ADR (Ireland)*	9,940	860,903

		1,800,206

Building Products - 0.0% ##
Johnson Controls International plc	437	17,240

Commercial Services & Supplies - 0.0% ##
Waste Management, Inc.	204	24,827

Electrical Equipment - 0.1%
Eaton Corp. plc	233	22,012
Emerson Electric Co.	319	22,850
Rockwell Automation, Inc.	58	11,116

		55,978

Industrial Conglomerates - 0.1%
3M Co.	228	36,174
Honeywell International, Inc.	254	43,998

		80,172

Machinery - 0.2%
Caterpillar, Inc.	211	27,715
Cummins, Inc.	103	16,477
FANUC Corp. (Japan)	200	36,426
Illinois Tool Works, Inc.	142	24,847
The Weir Group plc (United Kingdom)	4,920	87,312

		192,777

Road & Rail - 0.0% ##
Union Pacific Corp.	253	45,393

Trading Companies & Distributors - 0.7%
Brenntag AG (Germany)	16,556	856,777
Fastenal Co.	382	13,324

		870,101

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	6,600	50,228

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	410	$50,709
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	260	50,125

		151,062

Total Industrials		3,564,015

Information Technology - 13.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,212	55,716

Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.	9,455	481,921
Keyence Corp. (Japan)	1,690	568,106

		1,050,027

IT Services - 5.6%
International Business Machines Corp.	333	47,862
InterXion Holding N.V. (Netherlands)*	495	43,080
Keywords Studios plc (Ireland)	1,285	20,850
Mastercard, Inc. - Class A	7,020	2,217,899
PayPal Holdings, Inc.*	7,285	829,689
Verra Mobility Corp.*	112,380	1,790,213
Visa, Inc. - Class A	9,925	1,974,777

		6,924,370

Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	349	20,238
Broadcom, Inc.	127	38,755
Intel Corp.	1,363	87,137
KLA Corp.	104	17,237
Lam Research Corp.	59	17,594
Maxim Integrated Products, Inc.	169	10,160
Micron Technology, Inc.*	39,130	2,077,412
NVIDIA Corp.	5,580	1,319,279
Texas Instruments, Inc.	348	41,986

		3,629,798

Software - 4.0%
Microsoft Corp.	11,650	1,983,180
ServiceNow, Inc.*	8,880	3,003,482

		4,986,662

Technology Hardware, Storage & Peripherals - 0.0% ##
NetApp, Inc.	129	6,889

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	166	$10,873

		17,762

Total Information Technology		16,664,335

Materials - 2.9%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	733	69,172
Axalta Coating Systems Ltd.*	19,795	570,294
Dow, Inc.	295	13,591
Eastman Chemical Co.	123	8,766
LyondellBasell Industries N.V. - Class A	219	17,051

		678,874

Containers & Packaging - 1.3%
Crown Holdings, Inc.*	11,035	816,921
Graphic Packaging Holding Co.	51,780	809,321
International Paper Co.	212	8,633

		1,634,875

Metals & Mining - 1.0%
First Quantum Minerals Ltd. (Zambia)	2,635	20,628
Freeport-McMoRan, Inc.	38,040	422,244
Lundin Mining Corp. (Chile)	49,815	261,233
Nucor Corp.	231	10,970
Southern Copper Corp. (Peru)	15,260	574,997

		1,290,072

Total Materials		3,603,821

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Acadia Realty Trust	510	12,658
Agree Realty Corp.	130	9,871
Alexandria Real Estate Equities, Inc.	50	8,160
American Campus Communities, Inc.	370	16,972
American Homes 4 Rent - Class A	1,145	31,293
American Tower Corp.	6,055	1,403,186
Americold Realty Trust	865	29,817
Apartment Investment & Management Co. - Class A	619	32,628
AvalonBay Communities, Inc.	210	45,505
Boston Properties, Inc.	234	33,544
Brandywine Realty Trust	1,605	25,070
BSR Real Estate Investment Trust (Canada)	565	6,904
Camden Property Trust	270	30,356

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Community Healthcare Trust, Inc.	520	$24,528
Cousins Properties, Inc.	797	32,621
Crown Castle International Corp.	145	21,727
Digital Realty Trust, Inc.	170	20,908
Douglas Emmett, Inc.	525	21,787
Equinix, Inc.	1,970	1,161,768
Equity LifeStyle Properties, Inc.	200	14,550
Equity Residential	305	25,339
Essential Properties Realty Trust, Inc.	672	18,554
Essex Property Trust, Inc.	64	19,825
Extra Space Storage, Inc.	70	7,748
Federal Realty Investment Trust	50	6,251
First Industrial Realty Trust, Inc.	280	11,956
Getty Realty Corp.	300	9,456
Healthcare Realty Trust, Inc.	545	19,653
Healthcare Trust of America, Inc. - Class A	370	11,851
Healthpeak Properties, Inc.	945	34,011
Hibernia REIT plc (Ireland)	6,400	9,738
Host Hotels & Resorts, Inc.	725	11,846
Independence Realty Trust, Inc.	505	7,408
Innovative Industrial Properties, Inc.	157	14,052
Invitation Homes, Inc.	1,619	50,950
Jernigan Capital, Inc.	1,315	26,287
Kilroy Realty Corp.	84	6,936
Liberty Property Trust	120	7,518
Life Storage, Inc.	65	7,357
Mid-America Apartment Communities, Inc.	105	14,407
National Retail Properties, Inc.	235	13,160
Omega Healthcare Investors, Inc.	330	13,844
Physicians Realty Trust	1,230	23,800
Plymouth Industrial REIT, Inc.	450	8,289
Prologis, Inc.	755	70,124
Public Storage	120	26,851
Realty Income Corp.	105	8,233
Regency Centers Corp.	210	13,028
SBA Communications Corp.	5,665	1,413,757
Simon Property Group, Inc.	255	33,953
STAG Industrial, Inc.	605	19,505
STORE Capital Corp.	555	21,784
Sun Communities, Inc.	205	33,245
Sunstone Hotel Investors, Inc.	600	7,608
UDR, Inc.	527	25,249
UMH Properties, Inc.	440	6,952
Urban Edge Properties	670	12,321

	SHARES/ PRINCIPAL AMOUNT[2]

		VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Ventas, Inc.	263	$15,217
VEREIT, Inc.	1,295	12,639
Vornado Realty Trust	75	4,933
Welltower, Inc.	334	28,360

Total Real Estate		5,117,848

TOTAL COMMON STOCKS (Identified Cost $88,849,909)		104,795,159

CORPORATE BONDS - 3.9%

Non-Convertible Corporate Bonds - 3.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc., 4.25%, 3/1/2027	210,000	234,045
CenturyLink, Inc., 5.625%, 4/1/2020	5,000	5,019
Verizon Communications, Inc., 5.25%, 3/16/2037	270,000	350,805

		589,869

Interactive Media & Services - 0.1%
Tencent Holdings Ltd. (China)[1], 3.975%, 4/11/2029	160,000	176,474

Media - 0.4%
Comcast Corp., 3.25%, 11/1/2039	170,000	180,650
Diamond Sports Group LLC - Diamond Sports Finance Co.[1], 6.625%, 8/15/2027	10,000	9,350
Discovery Communications LLC, 5.20%, 9/20/2047	200,000	235,494
Townsquare Media, Inc.[1], 6.50%, 4/1/2023	5,000	5,062

		430,556

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	15,000	15,266
Sprint Corp., 7.25%, 9/15/2021	5,000	5,244
Sprint Corp., 7.125%, 6/15/2024	5,000	5,164

		25,674

Total Communication Services		1,222,573

Consumer Discretionary - 0.3%
Auto Components - 0.0%##
Techniplas LLC[1], 10.00%, 5/1/2020	5,000	4,175

Household Durables - 0.0%##
Ashton Woods USA LLC - Ashton Woods Finance Co.[1], 6.75%, 8/1/2025	5,000	5,150

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
LGI Homes, Inc.[1], 6.875%, 7/15/2026	10,000	$10,563
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	10,000	10,425

		26,138

Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	170,000	181,213
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	185,410
Photo Holdings Merger Sub, Inc.[1], 8.50%, 10/1/2026	10,000	9,350

		375,973

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[1], 12.25%, 11/15/2026	10,000	10,350

Total Consumer Discretionary		416,636

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[1], 8.625%, 10/15/2026	10,000	10,613

Energy - 0.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	10,000	9,543
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	5,000	4,650

		14,193

Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	5,000	3,898
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	5,000	3,888
Bruin E&P Partners LLC[1], 8.875%, 8/1/2023	5,000	3,219
Calumet Specialty Products Partners LP - Calumet Finance Corp.[1], 11.00%, 4/15/2025	10,000	11,050
CVR Energy, Inc.[1], 5.75%, 2/15/2028	5,000	4,895

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP, 6.50%, 2/1/2042	140,000	$169,349
Enviva Partners LP - Enviva Partners Finance Corp.[1], 6.50%, 1/15/2026	10,000	10,668
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	10,000	10,083
Jonah Energy LLC - Jonah Energy Finance Corp. [1], 7.25%, 10/15/2025	10,000	2,750
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	170,000	226,906
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	8,924
Lonestar Resources America, Inc. [1], 11.25%, 1/1/2023	5,000	3,437
Moss Creek Resources Holdings, Inc.[1], 7.50%, 1/15/2026	5,000	3,669
NuStar Logistics LP, 6.75%, 2/1/2021	5,000	5,146
Rockies Express Pipeline LLC[1], 5.625%, 4/15/2020	10,000	10,050
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	250,000	290,277
Whiting Petroleum Corp., 5.75%, 3/15/2021	5,000	4,675
The Williams Companies, Inc., 3.75%, 6/15/2027	160,000	169,071

		941,955

Total Energy		956,148

Financials - 0.8%
Banks - 0.7%
Bank of America Corp., 4.00%, 1/22/2025	320,000	346,848
Citigroup, Inc., 8.125%, 7/15/2039	60,000	103,274
JPMorgan Chase & Co.[3],(3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	160,000	172,545
Santander Holdings USA, Inc., 4.50%, 7/17/2025	210,000	229,537

		852,204

Capital Markets - 0.0%##
AG Merger Sub II, Inc. [1], 10.75%, 8/1/2027	10,000	10,600

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	10,000	$10,375

		20,975

Consumer Finance - 0.1%
Credit Acceptance Corp.[1], 5.125%, 12/31/2024	5,000	5,225
Navient Corp., 5.00%, 10/26/2020	10,000	10,140
Navient Corp., 6.75%, 6/25/2025	5,000	5,438
SLM Corp., 5.125%, 4/5/2022	10,000	10,325

		31,128

Diversified Financial Services - 0.0%##
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	5,000	5,325
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[1,4], 6.50%, 9/15/2024	15,000	15,346
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[1], 10.50%, 6/1/2024	10,000	9,475

		30,146

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	10,000	10,037

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[1], 7.00%, 11/15/2025	10,000	9,800
Radian Group, Inc., 4.875%, 3/15/2027	10,000	10,575

		20,375

Total Financials		964,865

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	160,000	173,151

Industrials - 0.4%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[1], 4.75%, 2/1/2028	5,000	5,075

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	5,000	5,292
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	10,000	10,425

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.75%, 4/15/2026	5,000	$5,275

		20,992

Construction & Engineering - 0.1%
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	5,000	5,013
Tutor Perini Corp.[1], 6.875%, 5/1/2025	30,000	28,200

		33,213

Industrial Conglomerates - 0.1%
General Electric Co.[3,5],(3 mo. LIBOR US + 3.330%), 5.00%	110,000	109,479

Marine - 0.0%##
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	15,000	15,604
Borealis Finance LLC[1], 7.50%, 11/16/2022	15,000	14,512

		30,116

Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	120,543
Avolon Holdings Funding Ltd. (Ireland)[1], 3.25%, 2/15/2027	140,000	141,702
Fortress Transportation & Infrastructure Investors LLC[1], 6.50%, 10/1/2025	5,000	5,308

		267,553

Total Industrials		466,428

Materials - 0.1%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	5,000	5,275

Metals & Mining - 0.1%
Compass Minerals International, Inc.[1], 6.75%, 12/1/2027	10,000	10,710
IAMGOLD Corp. (Canada)[1], 7.00%, 4/15/2025	10,000	10,300
Infrabuild Australia Pty Ltd. (Australia)[1], 12.00%, 10/1/2024	10,000	10,142
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	10,000	9,788
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	10,000	8,050

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	120,000	$120,780
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[1], 7.50%, 6/15/2025	5,000	4,800

		174,570

Total Materials		179,845

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.80%, 8/15/2029	210,000	228,529
Crown Castle International Corp., 3.10%, 11/15/2029	230,000	238,146

		466,675

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[1], 7.875%, 11/15/2025	10,000	10,350

Total Real Estate		477,025

TOTAL CORPORATE BONDS (Identified Cost $4,673,084)		4,867,284

U.S. TREASURY SECURITIES - 9.9%

U.S. Treasury Bonds - 2.4%
U.S. Treasury Bond, 2.50%, 2/15/2045	945,000	1,032,117
U.S. Treasury Bond, 3.00%, 5/15/2047	785,000	947,182
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	589,639	666,007
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	252,928	279,329

Total U.S. Treasury Bonds (Identified Cost $2,749,486)		2,924,635

	PRINCIPAL
	AMOUNT2 /
	SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 7.5%

U.S. Treasury Floating Rate Note[6], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	4,055,000	$4,066,977
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,141,165	1,140,184
U.S. Treasury Note, 2.00%, 8/15/2025	4,028,000	4,163,158

Total U.S. Treasury Notes (Identified Cost $9,290,485)		9,370,319

TOTAL U.S. TREASURY SECURITIES (Identified Cost $12,039,971)		12,294,954

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[7] (Identified Cost $3,690,570)	3,690,570	3,690,570

TOTAL INVESTMENTS - 101.2% (Identified Cost $109,253,534)		125,647,967
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,503,301)

NET ASSETS - 100%		$124,144,666

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate

*	Non-income producing security.
##	Less than 0.1%.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $678,230 or 0.5%, of the Series’ net assets as of January 31, 2020.

[2]	Amount is stated in USD unless otherwise noted.
[3]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[4]	Represents a Payment-In-Kind bond.
[5]	Security is perpetual in nature and has no stated maturity date.

Investment Portfolio - January 31, 2020

(unaudited)

6Floating rate security. Rate shown is the rate in effect as of January 31, 2020.

7Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$13,978,115	$10,486,953	$3,491,162	$—
Consumer Discretionary	14,616,507	13,583,197	1,033,310	—
Consumer Staples	16,582,756	12,082,439	4,500,317	—
Energy	3,577,925	3,537,463	40,462	—
Financials	12,861,734	10,354,097	2,507,637	—
Health Care	14,228,103	13,011,394	1,216,709	—
Industrials	3,564,015	1,525,654	2,038,361	—
Information Technology	16,664,335	16,075,379	588,956	—
Materials	3,603,821	3,534,649	69,172	—
Real Estate	5,117,848	5,108,110	9,738	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	12,294,954	—	12,294,954	—
Corporate debt:
Communication Services	1,222,573	—	1,222,573	—
Consumer Discretionary	416,636	—	416,636	—
Consumer Staples	10,613	—	10,613	—
Energy	956,148	—	956,148	—
Financials	964,865	—	964,865	—
Health Care	173,151	—	173,151	—
Industrials	466,428	—	466,428	—
Materials	179,845	—	179,845	—
Real Estate	477,025	—	477,025	—
Short-Term Investment	3,690,570	3,690,570	—	—

Total assets	$125,647,967	$92,989,905	$32,658,062	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

Investment Portfolio - January 31, 2020

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.